Accrued Expense And Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Payable to online advertising platforms as an agency	¥ 490,981	$ 75,462	¥ 364,206
Accrued advertising, marketing and promotional expenses	231,330	35,555	194,791
Salary and welfare payable	208,116	31,987	229,146
Accrued operating expenses	200,387	30,799	150,828
Deferred revenue	123,324	18,955	161,197
Accrued bandwidth and internet data center costs	56,660	8,708	57,491
Other taxes payable	33,159	5,096	35,562
Payable for purchase of property, equipment and intangible assets	30,530	4,692	10,902
Advances from disposal of investments	19,200	2,951	31,728
Deferred government subsidies	10,980	1,688	15,692
Payable for acquisition			89,155
Contingent consideration payable			19,933
Others	127,822	19,646	47,788
Total	1,532,489	235,539	1,408,419
Uncertain tax position	43,832	6,737	22,606
Deferred revenue	5,117	786	6,001
Payable for acquisition	3,226	496	3,468
Contingent consideration payable			10,425
Others	2,399	369
Total	¥ 54,574	$ 8,388	¥ 42,500